Average Annual Total Returns{- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-13 - Fidelity Advisor® High Income Advantage Fund	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	6.83%	7.49%	7.84%	4.97%	5.51%	5.74%	4.30%	4.91%	5.20%	6.79%	7.49%	7.85%	9.45%	7.56%	7.64%	11.50%	8.65%	8.54%	11.70%		8.76%	[1]	Oct. 02, 2018	5.35%	6.08%	6.71%

[1]	(a)Since inception October 2, 2018.